REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Contract assets, contract liabilities, and deferred commission costs assets
CONTRACT ASSETS
Below is a summary of the current and long-term portions of contract assets from contracts with customers and the significant changes in those balances during the years ended December 31, 2018 and 2017.

	Years ended December 31
(In millions of dollars)	2018	2017

Balance, beginning of year	1,233	1,077
Additions from new contracts with customers, net of terminations and renewals	1,572	1,196
Amortization of contract assets to accounts receivable	(1,218)	(1,040)

Balance, end of year	1,587	1,233

CONTRACT LIABILITIES
Below is a summary of the current portion of contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2018 and 2017.

	Years ended December 31
(In millions of dollars)	2018	2017

Balance, beginning of year	278	302
Revenue deferred in previous year and recognized as revenue in current year	(268)	(284)
Net additions from contracts with customers	223	260

Balance, end of year	233	278

DEFERRED COMMISSION COST ASSETS
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2018 and 2017. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

	Years ended December 31
(In millions of dollars)	2018	2017

Balance, beginning of year	278	260
Additions to deferred commission cost assets	340	310
Amortization recognized on deferred commission cost assets	(322)	(292)

Balance, end of year	296	278

Disclosure of unsatisfied portions of performance obligations
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2018. The unsatisfied portion of the transaction price of the performance obligations relates to monthly services; we expect to recognize it over the next three to five years.

(In millions of dollars)	2019	2020	2021	Thereafter	Total
Telecommunications service	2,410	985	169	137	3,701

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
	2018	2017
(In millions of dollars)		(restated, see note 2)

Wireless
Service revenue	7,091	6,765
Equipment revenue	2,109	1,804

Total Wireless	9,200	8,569

Cable
Internet	2,114	1,967
Television	1,442	1,501
Phone	363	411
Service revenue	3,919	3,879
Equipment revenue	13	15

Total Cable	3,932	3,894

Total Media	2,168	2,153

Corporate items and intercompany eliminations	(204)	(247)

Total revenue	15,096	14,369